Commitments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Commitments (Details) [Line Items]
Rental expense	$ 15,703	$ 11,605	$ 14,169
Banamex [Member]
Commitments (Details) [Line Items]
Secured lines of credit	$ 400,000	$ 195,000